Investments - Schedule of Investment (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Non current investments other than investments accounted for using equity method		₨ 26,458		$ 310	₨ 21,629
Current Investments		411,474		$ 4,817	311,171
Total		437,932			332,800
Financial instruments at FVTOCI
Financial instruments at FVTOCI		266,529			217,307
Financial instruments at amortized cost
Inter corporate and term deposits		76,169			38,008
Financial instruments at FVTPL
Financial instruments at FVTPL		95,234			77,485
Non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Non current investments other than investments accounted for using equity method		26,458			21,629
Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Current Investments		411,474			311,171
Equity instruments [member] | Non-current assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI	[1]	12,493			15,830
Financial instruments at FVTPL
Financial instruments at FVTPL	[1]	4,955			4,404
Inter corporate and term deposits [member]
Financial instruments at amortized cost
Inter corporate and term deposits		76,169			38,008
Inter corporate and term deposits [member] | Non-current assets [member]
Financial instruments at amortized cost
Inter corporate and term deposits		7,807	[2]
Inter corporate and term deposits [member] | Current Assets [member]
Financial instruments at amortized cost
Inter corporate and term deposits	[2]	68,362			38,008
Fixed maturity plan mutual funds [member] | Non-current assets [member]
Financial instruments at FVTPL
Financial instruments at FVTPL		1,203			1,395
Fixed maturity plan mutual funds [member] | Current Assets [member]
Financial instruments at FVTPL
Financial instruments at FVTPL		300			0
Short-term mutual funds [member] | Current Assets [member]
Financial instruments at FVTPL
Financial instruments at FVTPL	[3]	88,776			71,686
Non-convertible debentures [member] | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		219,389			154,407
Government securities [member] | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		10,651			7,030
Commercial papers [member] | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		2,858			11,845
Bonds [member] | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		₨ 21,138			₨ 28,195

[1]	Uncalled capital commitments outstanding as at March 31, 2024 and 2025, was ₹ 1,450 and ₹ 1,576 respectively.
[2]	These deposits earn a fixed rate of interest. As at March 31, 2024 and 2025, term deposits include deposits in lien with banks, held as margin money deposits against guarantees amounting to ₹ 117 and ₹ 953, respectively.
[3]	As at March 31, 2024 and 2025, short-term mutual funds include units lien with bank on account of margin money for currency derivatives amounting to ₹ 218 and ₹ 233, respectively.